Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property and Equipment, Estimated Useful Life [Table Text Block]
Technology infrastructure (in years)	5
Computer equipment (in years)	5
Furniture, fixtures and equipment (in years)	5
Motor vehicle (in years)	5
Leasehold improvements (in years)	Shorter of the lease term or 5

Schedule of Finite-Lived Intangible Assets [Table Text Block]
License and related trademarks (in years)		15
Completed technology (in years)		5
Customer relationship (in years)	4	-	5

Revenue Recognition,Customer Collection [Table Text Block]
	Years ended December 31,
	2014	2015

Commodities trading gains	$38,297,005	$53,776,323
Commission income	17,397,978	22,913,704
Carrying charges	4,396,134	3,012,627
Total	$60,091,117	$79,702,654

Schedule of Accounts Receivable by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
	2014			2015
	Amount		%	Amount		%

A		$1,963,900	13.5	$	*	*
B		$5,044,178	34.6	$	*	*
C	$	*	*		$4,245,971	25.9